Schedule of Investments - Virtus Newfleet ABS/MBS ETF

April 30, 2024 (unaudited)

Security Description	Principal	Value

ASSET BACKED SECURITIES – 53.0%

ACC Auto Trust, Class C, Series 2021-A, 3.79%, 04/15/27(1)	$184,677	$183,887
Achv ABS Trust, Class B, Series 2023-3PL, 7.17%, 08/19/30(1)	177,088	177,841
Adams Outdoor Advertising LP, Class A2, Series 2023-1, 6.97%, 07/15/53(1)	260,000	265,943
Affirm Asset Securitization Trust, Class A, Series 2023-B, 6.82%, 09/15/28(1)	210,000	212,278
American Credit Acceptance Receivables Trust, Class E, Series 2022-1, 3.64%, 03/13/28(1)	160,000	153,102
Aqua Finance Trust, Class C, Series 2019-A, 4.01%, 07/16/40(1)	82,864	75,089
Auxilior Term Funding, Class D, Series 2023-1A, 7.27%, 12/16/30(1)	210,000	208,821
Avis Budget Rental Car Funding Aesop LLC, Class C, Series 2024-5A, 6.24%, 04/20/27(1)	190,000	188,776
Cajun Global LLC, Class A2, Series 2021-1, 3.93%, 11/20/51(1)	213,400	192,482
CPS Auto Receivables Trust, Class E, Series 2019-D, 3.86%, 10/15/25(1)	33,434	33,396
FAT Brands Royalty LLC, Class A2, Series 2021-1A, 5.75%, 04/25/51(1)	68,950	64,687
FHF Trust, Class A2, Series 2023-1A, 6.57%, 06/15/28(1)	18,486	18,537
GLS Auto Receivables Issuer Trust, Class D, Series 2019-4A, 4.09%, 08/17/26(1)	115,843	115,605
GLS Auto Receivables Issuer Trust, Class D, Series 2022-2A, 6.15%, 04/17/28(1)	135,000	134,277
Hardee’s Funding LLC, Class A2, Series 2024-1A, 7.25%, 03/20/54(1)	140,000	139,685
Hertz Vehicle Financing III LLC, Class C, Series 2022-1A, 2.63%, 06/25/26(1)	140,000	134,774
HIN Timeshare Trust, Class C, Series 2020-A, 3.42%, 10/09/39(1)	69,272	65,130
Hotwire Funding LLC, Class C, Series 2021-1, 4.46%, 11/20/51(1)	325,000	290,979
Lendbuzz Securitization Trust, Class A2, Series 2023-2A, 7.09%, 10/16/28(1)	105,518	106,298
Lobel Automobile Receivables Trust, Class B, Series 2023-1, 7.05%, 09/15/28(1)	130,000	129,815
Mariner Finance Issuance Trust, Class A, Series 2020-AA, 2.19%, 08/21/34(1)	83,825	82,765
Marlette Funding Trust, Class B, Series 2023-2A, 6.54%, 06/15/33(1)	128,000	128,215
Merchants Fleet Funding LLC, Class A, Series 2023-1A, 7.21%, 05/20/36(1)	210,000	210,901
Mercury Financial Credit Card Master Trust, Class A, Series 2023-1A, 8.04%, 09/20/27(1)	315,000	317,749
Momnt Technologies Trust, Class A, Series 2023-1A, 6.92%, 03/20/45(1)	151,276	151,398
NBC Funding LLC, Class A2, Series 2021-1, 2.99%, 07/30/51(1)	297,000	270,572
Oportun Funding XIV LLC, Class A, Series 2024-1A, 6.33%, 04/08/31(1)	150,739	150,768
Oportun Funding XIV LLC, Class B, Series 2021-A, 1.76%, 03/08/28(1)	105,871	101,813
Reach ABS Trust, Class B, Series 2024-1A, 6.29%, 02/18/31(1)	190,000	189,279
United Auto Credit Securitization Trust, Class C, Series 2024-1, 7.06%, 10/10/29(1)	265,000	265,389
Upstart Securitization Trust, Class A, Series 2022-2, 4.37%, 05/20/32(1)	29,306	29,266
Upstart Securitization Trust, Class B, Series 2021-3, 1.66%, 07/20/31(1)	33,431	33,330
VFI ABS LLC, Class D, Series 2022-1A, 6.68%, 11/26/29(1)	100,000	96,799
ZAXBY’S Funding LLC, Class A2, Series 2021-1A, 3.24%, 07/30/51(1)	150,738	130,908

Total Asset Backed Securities
(Cost $5,177,421)		5,050,554

MORTGAGE BACKED SECURITIES - 31.4%

Asset Backed Security - 3.5%
Powerpay Issuance Trust, Class A, Series 2024-1A, 6.53%, 02/18/39(1)	140,685	139,506
Purchasing Power Funding, Class B, Series 2024-A, 6.43%, 08/15/28(1)	190,000	188,880
Total Asset Backed Security		328,386

Residential Mortgage Backed Securities - 27.9%
American Homes 4 Rent, Class B, Series 2015-SFR2, 4.30%, 10/17/52(1)	100,000	97,233
Angel Oak Mortgage Trust, Class A2, Series 2021-3, 1.31%, 05/25/66(1)(2)(3)	56,873	47,462
Angel Oak SB Commercial Mortgage Trust, Class A1, Series 2020-SBC1, 2.07%, 05/25/50(1)(2)(3)	80,900	73,526
CAFL Issuer LLC, Class A1, Series 2021-RTL1, 2.24%, 03/28/29(1)(4)	147,858	142,772
Colt Mortgage Loan Trust, Class A1, Series 2023-4, 7.16%, 10/25/68(1)(4)	94,812	96,433
COLT Mortgage Loan Trust, Class A1, Series 2021-2R, 0.80%, 07/27/54(1)	47,995	41,328
Corevest American Finance Trust, Class A1, Series 2020-1, 1.83%, 03/15/50(1)	57,610	56,310
Ellington Financial Mortgage Trust, Class A1, Series 2020-1, 2.01%, 05/25/65(1)(2)(3)	122,502	118,663
Ellington Financial Mortgage Trust, Class A1, Series 2020-2, 1.18%, 10/25/65(1)(2)(3)	143,169	128,685
Ellington Financial Mortgage Trust, Class A2, Series 2021-1, 1.00%, 02/25/66(1)(2)(3)	41,893	34,969
FirstKey Homes Trust, Class D, Series 2021-SFR1, 2.19%, 08/17/38(1)	130,000	117,877
Galton Funding Mortgage Trust, Class A23, Series 2018-1, 3.50%, 11/25/57(1)(2)(3)	111,016	96,993
INTOWN Mortgage Trust, Class A, Series 2022-STAY, 7.81%, (1-Month SOFR + 2.49%), 08/15/39(1)(2)	170,000	171,133
JPMorgan Trust, Class A2, Series 2015-5, 6.73%, 05/25/45(1)(2)(3)	264,294	262,627
LHOME Mortgage Trust, Class A1, Series 2021-RTL2, 3.09%, 06/25/26(1)(4)	11,340	11,324

Schedule of Investments - Virtus Newfleet ABS/MBS ETF (continued)

April 30, 2024 (unaudited)

Security Description	Principal	Value

MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
MetLife Securitization Trust, Class A1A, Series 2019-1A, 3.75%, 04/25/58(1)(2)(3)	$100,097	$96,653
New Residential Mortgage Loan Trust, Class A3, Series 2017-2A, 4.00%, 03/25/57(1)(2)(3)	25,659	23,929
Progress Residential Trust, Class C, Series 2021-SFR1, 1.56%, 04/17/38(1)	310,000	283,552
PRPM LLC, Class A1, Series 2021-RPL1, 1.32%, 07/25/51(1)(4)	90,059	79,891
Residential Mortgage Loan Trust, Class A1, Series 2020-1, 2.38%, 01/26/60(1)(2)(3)	11,099	10,592
Starwood Mortgage Residential Trust, Class A1, Series 2020-1, 2.28%, 02/25/50(1)(2)(3)	54,895	51,263
VCAT LLC, Class A1, Series 2021-NPL4, 1.87%, 08/25/51(1)(4)	136,690	131,596
VCAT LLC, Class A1, Series 2021-NPL6, 1.92%, 09/25/51(1)(4)	89,186	85,409
Verus Securitization Trust, Class A1, Series 2021-R2, 0.92%, 02/25/64(1)(2)(3)	75,189	66,174
Verus Securitization Trust, Class A1, Series 2020-4, 1.50%, 05/25/65(1)(4)	154,964	146,475
Verus Securitization Trust, Class A1, Series 2023-8, 6.26%, 12/25/68(1)(4)	93,409	93,380
Visio Trust, Class A1, Series 2020-1R, 1.31%, 11/25/55(1)	103,361	95,633
Total Residential Mortgage Backed Securities		2,661,882
Total Mortgage Backed Securities
(Cost $3,061,999)		2,990,268

COMMERCIAL MORTGAGE BACKED SECURITIES - 7.1%

Commercial Mortgage Backed Securities - 7.1%
Bx Trust, Class B, Series 2018-GW, 6.64%, (SOFR + 1.32%), 05/15/35(1)(2)	165,000	164,098
Cent Trust, Class A, Series 2023-CITY, 7.94%, (SOFR + 2.62%), 09/15/38(1)(2)	150,000	151,453
Orl Trust 2023-Glks, Class A, Series 2023-GLKS, 7.67%, (SOFR + 2.35%), 10/19/36(1)(2)	212,000	213,103
Thpt Mortgage Trust, Class A, Series 2023-THL, 7.23%, 12/10/34(1)(2)(3)	150,000	151,494
Total Commercial Mortgage Backed Securities		680,148
Total Commercial Mortgage Backed Securities
(Cost $673,600)		680,148

RESIDENTIAL MORTGAGE BACKED SECURITIES - 4.3%

Residential Mortgage Backed Securities - 4.3%
A&d Mortgage Trust 2023-Nqm3, Class A1, Series 2023-NQM3, 6.73%, 07/25/68(1)(4)	182,798	183,340
Onslow Bay Financial LLC, Class A2, Series 2018-1, 6.08%, (TSFR1M + 0.76%), 06/25/57(1)(2)	29,432	28,404
Onslow Bay Financial LLC, Class A1A, Series 2023-NQM5, 6.57%, 06/25/63(1)(4)	194,122	195,214
Total Residential Mortgage Backed Securities		406,958
Total Residential Mortgage Backed Securities
(Cost $406,681)		406,958

CORPORATE BOND – 2.7%

Industrials – 2.7%
Alaska Airlines Pass-Through Trust, Class A, Series 2020-1, 4.80%, 08/15/27(1)	268,487	260,525

(Cost $265,600)
TOTAL INVESTMENTS - 98.5%
(Cost $9,585,301)		9,388,453
Other Assets in Excess of Liabilities - 1.5%		138,464
Net Assets - 100.0%		$9,526,917

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2024, the aggregate value of these securities was $9,388,453, or 98.5% of net assets.
(2)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2024.
(3)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(4)	Represents step coupon bond. Rate shown reflects the rate in effect as of April 30, 2024.

Abbreviations:
SOFR — Secured Overnight Financing Rate

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Asset Backed Securities	$—	$5,050,554	$—	$5,050,554
Mortgage Backed Securities	—	2,990,268	—	2,990,268
Commercial Mortgage Backed Securities	—	680,148	—	680,148
Residential Mortgage Backed Securities	—	406,958	—	406,958
Corporate Bond	—	260,525	—	260,525
Total	$—	$9,388,453	$—	$9,388,453